Events after Reporting Period - Summary of Public Bonds Issued After Reporting Period (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2022 KRW (₩)
Disclosure of non-adjusting events after reporting period [line items]
Interest rate	0.00%
Gross carrying amount [member] | The 198-1st Public bond
Disclosure of non-adjusting events after reporting period [line items]
Issue date	Jan. 12, 2023
Carrying amount	₩ 70,000
Interest rate	3.847%
Redemption date	Jan. 10, 2025
Gross carrying amount [member] | The 198-2nd Public bond
Disclosure of non-adjusting events after reporting period [line items]
Issue date	Jan. 12, 2023
Carrying amount	₩ 150,000
Interest rate	3.869%
Redemption date	Jan. 12, 2026
Gross carrying amount [member] | The 198-3rd Public bond
Disclosure of non-adjusting events after reporting period [line items]
Issue date	Jan. 12, 2023
Carrying amount	₩ 80,000
Interest rate	3.971%
Redemption date	Jan. 12, 2028